Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 115,942	$ 77,739	$ 108,159
Adjustments to reconcile net income to operating cash flows
Depreciation and amortisation	52,261	50,069	45,116
Provision for credit losses	4,399	5,741	8,048
Share-based payments and settlements	14,423	7,913	9,049
Impairment of fixed assets	0	5,083	1,986
Net realised (gains) losses on available-for-sale investments	(1,546)	4,407	(8,680)
Equity pick up on private equity partnership investment	(42)	(224)	(458)
(Gain) loss on sale of premises and equipment	(37)	28	0
Net (gains) losses on other real estate owned	440	(277)	1,804
Net (gain) on sales of equity method investments	0	0	(277)
(Increase) in carrying value of equity method investments	(1,137)	(980)	(834)
Fair value adjustments of a contingent payment	895	(143)	1,070
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	(6,054)	1,417	594
(Increase) in other assets	(6,652)	(10,259)	(3,955)
Increase (decrease) in accrued interest payable	(284)	(1,907)	1,040
Increase (decrease) in employee benefit plans and other liabilities	5,587	16,932	(18,885)
Cash provided by operating activities	178,195	155,539	143,777
Cash flows from investing activities
(Increase) in securities purchased under agreement to resell	(148,813)	0	0
Net (increase) in short-term investments	(127,708)	(28,358)	(343,773)
Net change in trading investments	314,986	96,086	134,905
Available-for-sale investments: proceeds from sale	60,548	238,756	130,453
Available-for-sale investments: proceeds from maturities and pay downs	576,892	435,827	198,311
Available-for-sale investments: purchases	(1,884,554)	(1,018,759)	(800,865)
Held-to-maturity investments: proceeds from maturities and pay downs	73,725	26,965	12,426
Held-to-maturity investments: purchases	(360,959)	(50,283)	(18,073)
Net (increase) decrease in loans	321,722	(36,876)	145,023
Additions to premises, equipment and computer software	(9,804)	(1,477)	(6,128)
Proceeds from sale of other real estate owned	5,528	11,238	12,389
Dividends received on equity method investments	441	1,032	806
Net amounts received for assuming deposits acquired from another bank	0	0	310,578
Cash disbursed for business acquisitions	(21,778)	0	(34,757)
Cash used in investing activities	(1,199,774)	(325,849)	(258,705)
Cash flows from financing activities
Net increase in demand and term deposit liabilities	1,056,029	598,578	637,705
Net (decrease) in securities sold under agreement to repurchase	0	0	(25,535)
Proceeds from issuance of common shares, net of underwriting discounts and commissions	131,600	0	0
Cost of issuance of common shares	(5,458)	0	0
Proceeds from loans sold under agreement to repurchase	5,152	0	0
Cost of repurchase of loans under agreement to repurchase	(5,152)	0	0
Repayment of long-term debt	0	0	(90,000)
Common shares repurchased	(1,633)	(130,822)	(17,018)
Preference shares repurchased	(212,121)	(211)	(656)
Warrant repurchased	(100)	0	0
Proceeds from stock option exercises	6,919	640	1,198
Cash dividends paid on common and contingent value convertible preference shares	(19,346)	(24,846)	(27,440)
Cash dividends paid on preference shares	(14,629)	(14,631)	(14,673)
Preference shares guarantee fee paid	(1,676)	(1,824)	(1,834)
Cash provided by financing activities	939,585	426,884	461,747
Net effect of exchange rates on cash due from banks	(105,245)	(30,995)	(13,980)
Net increase (decrease) in cash due from banks	(187,239)	225,579	332,839
Cash due from banks at beginning of year	2,288,890	2,063,311	1,730,472
Cash due from banks at end of year	2,101,651	2,288,890	2,063,311
Supplemental disclosure of cash flow information
Cash interest paid	16,165	21,408	27,654
Cash income tax paid	391	596	985
Non-cash items
Transfer to other real estate owned	8,961	3,400	6,086
Transfer of available-for-sale investments to held-to-maturity investments	$ 74,731	$ 340,969	$ 0